Net Investment Income (Details) - Schedule of net investment income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of net investment income [Abstract]
Interest income	$ 7,742	$ 5,412
Dividends from equities at FVTOCI	43	84
Dividends from equities at FVTPL	456	357
Realized gains and losses on investments
Realized loss on sale of bonds at FVTOCI	(321)	(113)
Realized gain on sale of equities and mutual funds at FVTPL	484	1,639
Unrealized gains and losses on investments
Unrealized gain (loss) on revaluation of financial assets at FVTPL	2,128	(2,854)
Gains and losses from investment properties
Realized loss on sale of investment properties	(1)	(41)
Unrealized loss on investment properties	(815)	(724)
Rental income	89	84
Expected credit losses on investments
Expected credit loss on financial assets at FVOCI	(32)	(65)
Expected credit loss on financial assets at amortized cost		(1)
Investments custodian fees and other investments expenses	(443)	(726)
Net investment income	$ 9,330	$ 3,052	[1]

[1]	The consolidated financial statements for the six months ended 30 June 2020 have been restated as per note 2.